Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Retain earnings	Statutory reserve	Accumulated other comprehensive (loss) gain	Total shareholders’ equity	Non- controlling interests	Total
Balance at Dec. 31, 2019	$ 4	$ 13,375	$ 49,547	$ 431	$ (1,576)	$ 61,781	$ 475	$ 62,256
Balance (in Shares) at Dec. 31, 2019	41,204,025
Reverse capitalization	$ 1	(13,375)	(9,049)			(22,423)		(22,423)
Reverse capitalization (in Shares)	6,059,511
Shares based compensation granted to nonemployees		1,779				1,779		1,779
Shares based compensation granted to nonemployees (in Shares)	1,357,500
Issuance of shares for the conversion of rights
Issuance of shares for the conversion of rights (in Shares)	2,504,330
Shares on earn out	$ 1	(1)
Shares on earn out (in Shares)	5,000,000
Shares based compensation granted to employees		5,381				5,381		5,381
Shares based compensation granted to employees (in Shares)	1,567,000
Issuance of shares through private placement		2,000				2,000		2,000
Issuance of shares through private placement (in Shares)	193,986
Appropriation to statutory reserve			(217)	217
Net income			48,990			48,990	(31)	48,959
Foreign currency translation adjustment					6,468	6,468	27	6,495
Balance at Dec. 31, 2020	$ 6	9,159	89,271	648	4,892	103,976	471	104,447
Balance (in Shares) at Dec. 31, 2020	57,886,352
Shares based compensation granted to nonemployees		181				181		181
Issuance of shares for the conversion of rights		1,400				1,400		1,400
Issuance of shares for the conversion of rights (in Shares)	280,000
Shares on earn out	$ 1	(1)
Shares on earn out (in Shares)	5,000,000
Shares based compensation granted to employees		4				4		4
Shares based compensation granted to employees (in Shares)	2,000
Issuance of shares through private placement		14,886				14,886		14,886
Issuance of shares through private placement (in Shares)	4,954,050
Appropriation to statutory reserve		(576)	576
Net income		35,287				35,287	65	35,352
Foreign currency translation adjustment					3,177	3,177	17	3,194
Balance at Dec. 31, 2021	$ 7	25,629	123,982	1,224	8,069	158,911	553	159,464
Balance (in Shares) at Dec. 31, 2021	68,122,402
Reverse capitalization
Shares based compensation granted to nonemployees
Issuance of shares for the conversion of rights
Contribution from shareholder		500				500		500
Shares based compensation granted to employees		2				2		2
Shares based compensation granted to employees (in Shares)	2,000
Issuance of shares through private placement		878				878		878
Appropriation to statutory reserve			(187)	187
Net income			26,890			26,890	(450)	26,440
Foreign currency translation adjustment					(14,753)	(14,753)	(28)	(14,781)
Balance at Dec. 31, 2022	$ 7	$ 27,009	$ 150,685	$ 1,411	$ (6,684)	$ 172,428	$ 75	$ 172,503
Balance (in Shares) at Dec. 31, 2022	68,124,402